UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

The Tax-Exempt Fund of California®
Investment portfolio

November 30, 2005
unaudited

	Principal amount	Market value
Bonds & notes — 94.83%	(000)	(000)

CALIFORNIA — 90.51%
State issuers — 31.52%
CSUCI Fncg. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A, 2.50% 2044 (put 2007)	$1,250	$1,226
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012	5,000	5,469
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,168
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	5,000	5,381
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,149
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	1,000	1,038
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	2,500	2,532
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,819
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,400	1,484
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,017
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,030
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,447
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,745
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	2,000	2,016
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	2,000	2,012
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,326
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 5.00% 2015	1,000	1,088
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,061
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,056
G.O. Bonds, XLCA-ICR insured, 5.00% 2014	2,000	2,112
G.O. Bonds 5.00% 2013	2,000	2,143
G.O. Bonds 5.00% 2015	2,000	2,146
G.O. Bonds 5.25% 2015	2,000	2,157
G.O. Bonds 5.25% 2016	1,000	1,072
G.O. Bonds 5.00% 2017	200	208
G.O. Bonds 5.00% 2017 (preref. 2010)	800	854
G.O. Bonds 5.00% 2023	1,300	1,345
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,550
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,397
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,223
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,557
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,064
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012	1,500	1,603
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,755
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2043 (preref. 2013)	2,500	2,689
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	7,000	7,755
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, AMBAC insured, 5.00% 2014	6,500	7,017
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	12,165	13,214
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.75% 2039	3,000	3,380
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,032
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006	630	636
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006 (escrowed to maturity)	870	879
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007	425	434
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	575	589
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	740	768
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,055
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,000	3,143
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	1,410	1,415
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013	2,000	2,118
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,286
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,190
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2011	1,460	1,553
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,846
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,433
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,069
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	2,000	2,032
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007	280	283
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	195	196
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	380	381
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014	1,500	1,642
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2012	1,000	1,085
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,376
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,151
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,368
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,799
Pollution Control Fncg. Auth., Pollution Control Ref. Rev. Bonds (San Diego Gas and Electric Company),
1996 Series A, 5.90% 2014	2,075	2,362
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	8,000	8,490
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc.
Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	4,879
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,072
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	974
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	3,000	3,060
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	7,000	7,103
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,230
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,157
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,095
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2022	1,000	1,073
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 1993-D, FSA insured, 5.25% 2015	3,000	3,284
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,060
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	2,735	2,886
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2017	1,000	1,053
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2021	2,000	2,077
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.00% 2010	1,000	1,050
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,074
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,166
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of
California Projects), Series 2004-F, 5.00% 2016	2,500	2,659
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of
California Projects), Series 2004-F, 5.00% 2020	1,500	1,572
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,549
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2015	2,500	2,669
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Monterey County),
Series 1998-C, 5.25% 2007	2,000	2,063
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,101
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2018	3,000	3,147
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 1996-A, AMT, 7.75% 2027[1]	20	20
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,413
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,210
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,549
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), Series 1999-A, 6.50% 2020	5,345	6,094
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,093
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	6,375	6,501
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,615
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,057
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2018	2,500	2,672
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2023	500	529
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,233
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,240
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,301
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,990	5,428
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.00% 2011	1,000	1,058
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,099
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Ashton
Apartments), Issue 1999-C, 5.20% 2029 (put 2009)	1,000	1,041
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	3,100	3,228
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark
Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,500
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	1,100	1,086
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2012	2,400	2,551
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	3,900	4,002
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,343
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	4,495	4,684
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,000	3,879
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,785
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir/Mt. Diablo Health System),
Series 2005-A, MBIA insured, 5.00% 2015	2,500	2,687
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,972
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,198
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,512
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,131
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,810
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,217
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,096
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,324
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,825
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	370
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2016	3,100	3,497
		337,934

City and county issuers — 58.99%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D,
XLCA insured, 5.125% 2012	2,500	2,697
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Lease Rev. Bonds,
Series 1997-A, FSA insured, 6.00% 2024	1,500	1,779
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Subordinate Lease Rev.
Bonds, Series 1997-C, FSA insured, 0% 2022	2,000	909
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.70% 2010	1,260	1,325
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,039
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,108
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital
Association), Series 2001-A, 5.50% 2009	7,100	7,508
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital
Association), Series 2001-A, 6.125% 2020	3,500	3,785
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	435	445
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,511
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,002
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,232
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,779
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal
Homes Foundation), Series 1998, 5.00% 2009	4,600	4,728
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal
Homes Foundation), Series 1998, 5.125% 2013	1,000	1,026
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal
Homes Foundation), Series 1998, 5.125% 2018	2,215	2,246
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,888
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,283
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015	4,000	4,285
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,103
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,621
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,175
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.25% 2016	1,000	1,074
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.25% 2019	1,500	1,597
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.00% 2025	1,000	1,023
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2029	2,115	2,178
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,690
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,279
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	2,087
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	1,001
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.20% 2035	2,720	2,717
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	882
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	4,066
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	1,000	983
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,380	1,360
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen Project), Series 1993, 6.00% 2009	75	76
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,129
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,081
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	82
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,703
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,207
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,975
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 2005-B, AMT, 5.00% 2027	3,750	3,785
City of Commerce Community Dev. Commission, Subordinate Lien Tax Allocation Ref. Bonds (Redev. Project
No. 1), Series 1997-B, 5.50% 2008	1,000	1,027
Community Facs. Dist. No. 2002-1 of the City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 5.05% 2034	3,000	2,980
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	750	789
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,049
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	524
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,612
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Subordinated Rev. Bonds,
Series 2001, 5.25% 2016	7,000	7,516
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,047
County of El Dorado, Community Facs. Dist. No. 2005-1 (Blackstone), Special Tax Bonds, 5.00% 2020	1,065	1,042
County of El Dorado, Community Facs. Dist. No. 2005-1 (Blackstone), Special Tax Bonds, 5.15% 2025	1,000	988
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part., Series 2002, FGIC insured, 5.375% 2015	2,125	2,358
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part., Series 2002, FGIC insured, 5.375% 2017	3,385	3,758
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	1,475	1,577
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,000	1,087
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032	4,000	4,275
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,222
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,827
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,195
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,410
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,101
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,064
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,639
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,550
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,243
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los
Angeles County), Series 2005, FGIC insured, 5.00% 2017	1,000	1,077
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los
Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	4,896
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los
Angeles County), Series 2005, FGIC insured, 5.25% 2019	2,000	2,216
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,099
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home
Park), Series 2004-A, 6.375% 2039	3,935	4,301
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,761
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,578
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,835
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,056
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,125
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	1,000	1,013
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	1,050	1,060
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	1,185	1,191
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.15% 2035	1,630	1,613
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,905
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,653
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement
Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,017
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement
Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,214
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement
Area No. 1), Series 2005-A, 5.25% 2035	1,225	1,225
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	4,500	4,804
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, MBIA insured, 5.25% 2018	1,935	2,124
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,868
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,668
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033	4,000	4,286
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,750	2,917
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,537
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,057
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,080
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	862
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	4,000	4,236
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,708
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.00% 2010	1,030	1,087
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,969
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	5,930	6,299
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,057
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,062
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,804
Los Altos School Dist. (County of Santa Clara), Election of 1998 G.O. Bonds, Series B, 5.00% 2015	1,000	1,069
City of Los Angeles, Harbor Dept. Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,615	1,994
City of Los Angeles, Harbor Dept. Rev. Bonds, Series 1996-B, AMT, 6.00% 2013	5,980	6,141
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C1, AMT, MBIA insured, 5.00% 2017	5,710	6,028
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, AMT, MBIA insured, 5.00% 2021	2,010	2,133
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,069
City of Los Angeles, State Building Auth., Lease Rev. Bonds (Dept. of General Services Lease), Series 1999-A, 5.40% 2015	1,000	1,051
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,035
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,024
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services
Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,076
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services
Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,518
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services
Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,663
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services
Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,378
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,063
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	4,500	4,953
County of Los Angeles, Metropolitan Transportation Auth., Proposition A First Tier, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,811
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
Series 2005-B, BNP Paribas letter of credit, 4.00% 2006	2,000	2,016
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC insured, 5.00% 2020	3,740	3,980
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016	1,000	1,093
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017	1,000	1,091
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,146
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2016	1,000	1,075
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	1,055	1,104
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	910	952
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,370
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.00% 2014	1,000	1,085
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,338
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	6,500	7,010
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,859
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,186
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,171
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,414
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,071
Milpitas Redev. Agcy., Project Area 1 Tax Allocation Bonds, Series 2003, MBIA insured, 5.00% 2014	3,000	3,221
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.10% 2026	1,355	1,348
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.20% 2035	1,810	1,781
Natomas Unified School Dist., Certs. of Part. (Ref. and 2005 Capital Projects),
Series 2005-B, AMBAC insured, 5.00% 2035 (put 2010)	1,500	1,585
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.60% 2006 (escrowed to maturity)	1,000	1,014
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.65% 2007 (escrowed to maturity)	1,025	1,064
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, FSA insured, 0% 2015	2,300	1,527
Oakland joint Powers Fncg. Auth., Rev. Bonds (City of Oakland G.O. Bond Program),
Series 2005, AMBAC insured, 5.00% 2016	2,135	2,302
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.25% 2007	2,000	2,066
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.75% 2014	1,500	1,608
Port of Oakland, Rev. Bonds, Series 2002-M, FGIC insured, 5.25% 2015	1,100	1,197
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,126
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,907
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,930
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,669
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.125% 2018	1,180	1,205
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.55% 2033	1,500	1,525
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.60% 2028	1,000	1,030
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.625% 2034	1,750	1,792
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.15% 2029	1,000	1,002
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.20% 2034	4,950	4,908
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	684
County of Orange, Local Transportation Auth., First Senior Bonds, AMBAC insured, 5.00% 2011	2,000	2,145
County of Orange, Local Transportation Auth., First Senior Bonds, MBIA insured, 6.00% 2009	1,500	1,623
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.00% 2028	1,000	975
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.10% 2033	1,115	1,086
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,601
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022	1,960	2,073
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation Ref. Bonds, 5.70% 2006	1,005	1,023
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	5,000	4,882
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,392
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,510
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,549
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	682
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	626
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	926
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	1,023
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,752
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,770
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2008	1,000	1,059
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2009	1,320	1,422
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,852
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,225
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,226
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,612
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.20% 2035	2,000	1,998
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,173
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.85% 2035	5,000	5,104
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,098
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,360
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,485
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	950	986
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,006
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	807
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	854
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017	2,000	2,134
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2020	3,000	3,163
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011	955	1,029
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025	1,680	1,826
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, 5.20% 2007	575	592
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,123
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.70% 2025 (preref. 2009)	2,750	3,107
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,197
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,971
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	512
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,681
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Solid Waste, Redev. and Master Lease Program Facs.),
Series 2005, FGIC insured, 5.00% 2016	3,000	3,237
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,063
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds,
Series 2005, 5.00% 2019	1,180	1,203
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds,
Series 2005, 5.00% 2022	1,160	1,169
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds,
Series 2005, 5.00% 2029	1,185	1,176
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,852
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,862
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,082
Sacramento Power Auth., Cogeneration Rev. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2015	2,365	2,599
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,177
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,233
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	918
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	694
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	517
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,184
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed
Bonds, Series 2001-B, 5.00% 2028	4,715	4,712
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,207
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,041
County of San Bernardino, Redev. Agcy., Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,459
County of San Bernardino, Redev. Agcy., Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,790
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,397
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2015	1,090	1,175
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2016	1,130	1,212
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,538
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, MBIA insured, 5.00% 2010	1,000	1,056
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,425	1,475
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	995	1,030
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002),
Series 2005, FSA insured, 5.00% 2020	5,000	5,318
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured, 5.25% 2017	2,015	2,180
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,094
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,034
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027	5,000	5,091
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,020
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	2,010
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2011	2,030	2,142
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2014	1,000	1,070
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2015	1,500	1,602
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
Junior Lien Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,237
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
Senior Lien Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	2,874
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
Senior Lien Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,315
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
Senior Lien Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	2,654
City of San Jose, Airport Rev. Bonds, Series 2004-C, AMT, MBIA insured, 5.00% 2011	1,000	1,055
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010	4,015	4,219
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,424
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,191
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,054
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido
Village), Series 1997-A, AMT, 5.30% 2012	605	616
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido
Village), Series 1997-A, AMT, 5.65% 2022	1,490	1,539
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,046
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-B, AMBAC insured, 5.00% 2014	2,500	2,703
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,485	2,600
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,930
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,829
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,196
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,545
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC insured, 0% 2016	1,500	938
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 5.375% 2018	1,005	1,051
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030	1,170	1,232
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,322
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,300
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,412
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.50% 2006	345	346
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	1,700	1,759
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,714
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1),
Series 2003-B, 5.125% 2009	1,000	1,012
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,567
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,602
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,830
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	1,200	1,261
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,212
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	769
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,837
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,041
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds,
Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,290
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	1,000	1,055
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,257
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,132
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,802
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,019
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	495	511
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,568
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,753
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,387
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,275
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,044
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	6,131
		632,362

PUERTO RICO — 3.49%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,155
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	4,375	4,635
Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010	1,000	1,044
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	1,500	1,592
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,691
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	1,000	713
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	2,835	3,018
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,151
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,149
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	207
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,397
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,080
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,936
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	3,500	3,632
		37,400

VIRGIN ISLANDS — 0.83%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	523
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,043
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,090
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,047
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-D, 6.00% 2006	1,000	1,022
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,682
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,543
		8,950

Total bonds & notes (cost: $989,609,000)		1,016,646

	Principal amount	Market value
Short-term securities — 4.54%	(000)	(000)

Alameda-Contra Costa Schools Fncg. Auth., Demand Certs. of Part. (Capital Improvement Fncg. Projects),
Series 2005-M, 3.04% 2030[1]	$2,700	$ 2,700
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of Part. (Episcopal Homes
Foundation), Series 2000, 3.04% 2025[1,2]	1,600	1,600
Econ. Recovery Bonds, Series 2004-C-10, 3.01% 2023[1]	1,100	1,100
G.O. Bonds, Series 2004-A1, 2.96% 2034[1]	500	500
G.O. Bonds, Series 2005-A-2, 3.07% 2040[1]	2,500	2,500
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West — Sutter Health Revolving Loan Pool),
Series 1991-A, 3.04% 2021[1]	1,400	1,400
City of Los Angeles, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006	1,950	1,959
Dept. of Water and Power of the City of Los Angeles, Power System Rev. Bonds,
Series 2001-B, Subseries B-3, 2.98% 2034[1]	1,400	1,400
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2005-B-2, 3.01% 2028[1]	2,100	2,100
California Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 2005, 2.98% 2025[1]	420	420
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Company),
Series C, 2.96% 2026[1]	3,550	3,550
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds, Series 1996-E, 2.96% 2026[1]	900	900
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield Co. Project),
Series 1994-A, AMT, 3.04% 2024[1]	1,990	1,990
County of Riverside, Certs. of Part. (Adjustable Convertible Extendible Securities-ACES)
(Riverside County Public Facs. Project), Type One (Series D), 3.06% 2015[1]	700	700
Santa Clara County, El Camino Hospital Dist., Hospital Facs. Auth.,
Adjustable Convertible Extendable Securities (ACES) Lease Rev. Bonds
(1985 Valley Medical Center Project), 3.06% 2015[1]	1,300	1,300
Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 1994, AMT, 3.02% 2024[1]	4,150	4,150
Stanislaus Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Rev. Ref. Certificates
(Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000, MBIA insured, 3.01% 2010[1]	10,070	10,070
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.02% 2022[1]	2,900	2,900
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-3, 2.94% 2022[1,2]	1,100	1,100
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-5, 3.04% 2022[1,2]	1,500	1,500
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.04% 2022[1]	4,800	4,800

Total short-term securities (cost: $48,646,000)		48,639

Total investment securities (cost: $1,038,255,000)		1,065,285
Other assets less liabilities		6,784

Net assets		$1,072,069

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 32,786
Gross unrealized depreciation on investment securities	(5,028)
Net unrealized appreciation on investment securities	27,758
Cost of investment securities for federal income tax purposes	1,037,527

MFGEFP-920-0106P-S4517

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: January 27, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: January 27, 2006